Annual Total Returns (Bar Chart) (Invesco Van Kampen V.I. Growth and Income Fund, Series I shares, Invesco Van Kampen V.I. Growth and Income Fund)	12 Months Ended
May 02, 2011
Invesco Van Kampen V.I. Growth and Income Fund | Series I shares, Invesco Van Kampen V.I. Growth and Income Fund
Annual Total Returns
'01	(5.81%)
'02	(14.50%)
'03	28.03%
'04	14.38%
'05	9.99%
'06	16.23%
'07	2.80%
'08	(32.03%)
'09	24.37%
'10	12.51%